Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 561,687	$ 517,120
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	75,026	39,623
Trades and other receivables [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	18,617	10,081
Trades and other receivables [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	1,301	307
Trades and other receivables [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	35,079	14,905
Trades and other receivables [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	8,260	6,516
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	11,769	7,814
Receivable from related party [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	49	53
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	202,674	264,185
Cash and cash equivalents (except cash in hand) [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 283,938	$ 213,259